Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Summary of Company's Outstanding Warrants
A summary of the Company’s outstanding warrants at March 31, 2023 is as follows:

Description	Number of Warrants	Exercise price per share	Expiration Date
Private Placement Warrants	2,500,000	$11.50	11/1/2027
Public Warrants	2,875,000	$11.50	11/1/2027
Other Warrants	492,045	$0.01	11/1/2023

Outstanding Warrants	5,867,045

A summary of the Company’s outstanding warrants at December 31, 2022 is as follows:

Description	Number of Warrants	Exercise price per share	Expiration Date
Private Placement Warrants	2,500,000	$11.50	11/1/2027
Public Warrants	2,875,000	$11.50	11/1/2027
Other Warrants	492,045	$0.01	11/1/2023

Outstanding Warrants	5,867,045